As filed with the Securities and Exchange Commission on May 22, 2009


                                    1933 Act Registration No. 333-155397

-------------------------------------------------------------------------------



                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


              [  ]     Pre-Effective           [ X]     Post-Effective
                       Amendment No.                    Amendment No. 2



                         METROPOLITAN SERIES FUND, INC.*
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (617) 578-4036

                               501 Boylston Street
                           Boston, Massachusetts 02116
                     -----------------------------------



                             Michael P. Lawlor, Esq.

                              MetLife Advisers, LLC
                               501 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                      -----------------------------------

                                    Copy to:

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110






This Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Metropolitan Series Fund, Inc., filed with the Securities and Exchange Commission on November 14, 2008 (Accession No. 0000908737-08-000284; File No. 333-155397) (the "Form N-14 Registration Statement"), as amended by Post-Effective Amendment No. 1 to the Form N-14 Registration Statement, filed with the Securities and Exchange Commission on December 16, 2008 (Accession No. 0000908737-08-000320; File No. 333-155397), is being filed to add Exhibit (12)
to the Form N-14 Registration Statement. No information contained in Parts A or B of the Form N-14 Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.



         It is proposed that this filing will become effective:

X           immediately upon filing pursuant to paragraph (b)
-
__          on ____________ pursuant to paragraph (b)
__          60 days after filing pursuant to paragraph (a)(1)
__          on ____________ pursuant to paragraph (a)(1)
__          75 days after filing pursuant to paragraph (a)(2)
__          on _____ pursuant to paragraph (a)(2) of Rule 485
__          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         * On behalf of its BlackRock Diversified Portfolio.

                           PART C - OTHER INFORMATION

Item 15. Indemnification.

         Section 2-418 of the Maryland General Corporation Law ("MGCL") permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its charter, a Maryland corporation
(i) may indemnify and advance expenses to an officer to the same extent it may indemnify a director, (ii) is required to indemnify an officer to the extent required for a director, and (iii) may indemnify and advance expenses to an officer who is not a director to such further extent, consistent with law, as provided by the charter, bylaws, action of its board of directors or contract.


         See Article V of the Registrant's Amended and Restated Bylaws dated May 8, 2003, which Bylaws are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (the "Form N-1A Registration Statement) filed on February 4, 2004.

         See Section 12 of the Registrant's Distribution Agreement, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.


         See Section 14 of the Registrant's Transfer Agency Agreement dated April 28, 2003, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Form N-1A Registration Statement filed on April 29, 2004.

         The Registrant, at its expense, provides liability insurance for the benefit of its directors and officers.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

         (1)(a) Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (1)(b) Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (1)(c) Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (1)(d) Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (1)(e) Articles Supplementary of Registrant, dated January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Form N-1A Registration Statement filed on April 29, 2005.


         (1)(f) Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.


         (1)(g) Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (1)(h) Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-1A Registration Statement filed on December 18, 1996.

         (1)(i) Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Form N-1A Registration Statement filed on January 11, 1999.

         (1)(j) Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-1A Registration Statement filed on April 6, 2000.

         (1)(k) Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Form N-1A Registration Statement filed on November 30, 2000.

         (1)(l) Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Form N-1A Registration Statement filed on April 4, 2001.

         (1)(m) Articles Supplementary of Registrant, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Form N-1A Registration Statement filed on April 30, 2003.

         (1)(n) Articles Supplementary of Registrant, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Form N-1A Registration Statement filed on April 30, 2003.

         (1)(o) Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Form N-1A Registration Statement filed on April 29, 2005.

         (1)(p) Articles Supplementary of Registrant, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Form N-1A Registration Statement filed on April 29, 2004.

         (1)(q) Articles Supplementary of Registrant, dated June 16, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Form N-1A Registration Statement filed on April 29, 2005.

         (1)(r) Articles Supplementary of Registrant, dated March 3, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Form N-1A Registration Statement filed on April 29, 2005.

         (1)(s) Articles Supplementary of Registrant, dated May 12, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to the Form N-1A Registration Statement filed on February 10, 2006.

         (1)(t) Articles Supplementary of Registrant, dated December 13, 2005, are incorporated herein by reference to Post- Effective Amendment No. 42 to the Form N-1A Registration Statement filed on February 10, 2006.

         (1)(u) Articles Supplementary of Registrant, dated February 3, 2006, is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-1A Registration Statement filed on April 28, 2006.

         (1)(v) Articles Supplementary of Registrant, dated February 8, 2007, is incorporated herein by reference to Post-Effective Amendment No. 45 to the Form N-1A Registration Statement filed on April 27, 2007.

         (1)(w) Articles Supplementary of Registrant, dated February 7, 2008, is incorporated herein by reference to Post-Effective Amendment No. 48 to the Form N-1A Registration Statement filed on April 25, 2008.


         (1)(x) Articles Supplementary of Registrant, dated September 1, 2008, are incorporated herein by reference to Post-Effective Amendment No. 50 to the Form N-1A Registration Statement filed on October 29, 2008.

         (1)(y) Articles Supplementary of Registrant, dated February 25, 2009, are incorporated herein by reference to Post-Effective
Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.

         (1)(z) Articles Supplementary of Registrant, dated April 30, 2009, are incorporated herein by reference to Post-Effective Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.

         (1)(aa) Articles Supplementary of Registrant, dated May 4, 2009, are incorporated herein by reference to Post-Effective Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.

         (1)(bb) Certificate of Correction of Articles of Amendment, dated December 1, 1983, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Form N-1A Registration Statement filed on April 29, 2005.

         (1)(cc) Articles of Amendment, dated July 30, 1997, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Form N-1A Registration Statement filed on April 29, 2005.

         (1)(dd) Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Form N-1A Registration Statement filed on October 6, 1998.

         (1)(ee) Articles of Amendment, dated February 2, 1999, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Form N-1A Registration Statement filed on April 29, 2005.

         (1)(ff) Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Form N-1A Registration Statement filed on January 19, 2000.

         (1)(gg) Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Form N-1A Registration Statement filed on April 4, 2001.

         (1)(hh) Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Form N-1A Registration Statement filed on April 30, 2003.

         (1)(ii) Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Form N-1A Registration Statement filed on April 30, 2003.

         (1)(jj) Articles of Amendment, dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Form N-1A Registration Statement filed on April 29, 2004.

         (1)(kk) Articles of Amendment, dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Form N-1A Registration Statement filed on April 29, 2004.

         (1)(ll) Articles of Amendment, dated January 28, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Form N-1A Registration Statement filed on April 29, 2005.

         (1)(mm) Articles of Amendment, dated April 28, 2005, are incorporated herein by reference to Post-Effective Amendment No. 42 to the Form N-1A Registration Statement filed on February 10, 2006.

         (1)(nn) Articles of Amendment, dated April 25, 2006, is incorporated herein by reference to Post-Effective Amendment No. 44 to the Form N-1A Registration Statement filed on April 28, 2006.

         (1)(oo) Articles of Amendment, dated September 29, 2006, is incorporated herein by reference to Post-Effective Amendment No. 45 to the Form N-1A Registration Statement filed on April 27, 2007.

         (1)(pp) Articles of Amendment, dated November 15, 2007, is incorporated herein by reference to Post-Effective Amendment No. 48 to the Form N-1A Registration Statement filed on April 25, 2008.

         (1)(qq) Articles of Amendment, dated August 14, 2008, are incorporated herein by reference to Post-Effective Amendment No. 50 to the Form N-1A Registration Statement filed on October 29, 2008.

         (1)(rr) Articles of Amendment, dated November 7, 2008, are incorporated herein by reference to Post-Effective Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.

         (2)(a) Bylaws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (2)(b) Amendment to Bylaws, dated April 24, 1997, are incorporated herein by reference to Post-Effective Amendment No. 20 to the Form N-1A Registration Statement filed on April 2, 1998.

         (2)(c) Amended and Restated Bylaws, dated May 8, 2003, are incorporated herein by reference to Post-Effective Amendment No. 36 to the Form N-1A Registration Statement filed on February 4, 2004.

         (3) None.

         (4) Agreement and Plan of Reorganization (filed as Appendix A to the Prospectus/Proxy Statement included in Part A to this Registration Statement).

         (5) None.

         (6)(a) Advisory Agreement relating to BlackRock Diversified Portfolio of Metropolitan Series Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 39 to the Form N-1A Registration Statement filed on February 7, 2005.

         (6)(b) Sub-Advisory Agreement relating to BlackRock Diversified Portfolio of Metropolitan Series Fund, Inc. is incorporated herein by reference to Post-Effective Amendment No. 45 to the Form N-1A Registration Statement filed on April 27, 2007.


         (7) Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.


         (8) None.

         (9)(a) Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (9)(b) Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (9)(c) Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (9)(d) Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Form N-1A Registration Statement filed on January 29, 2002.

         (9)(e) Revised Fee Schedule to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to the Form N-1A Registration Statement filed on April 27, 2007.


         (10)(a) Class B, Class D, Class E, Class F and Class G Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.

         (10)(b) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.


         (11) Opinion and Consent of Ropes & Gray LLP is incorporated herein by reference to the Form N-14 Registration Statement filed on November 14, 2008.


         (12) Tax Opinion and Consent of Sullivan & Worcester LLP is filed herewith.


         (13)(a) Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Form N-1A Registration Statement filed on April 29, 2004.

         (13)(b) Agreement relating to the use of the "Metropolitan" name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-1A Registration Statement filed on April 30, 1996.

         (13)(c) Licensing Agreements relating to Morgan Stanley EAFE Index, Russell 2000 Index and Lehman Brothers Aggregate Bond Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 24 to the Form N-1A Registration Statement filed on April 1, 1999.

         (13)(d) Licensing Agreement relating to MetLife Stock Index and MetLife Mid Cap Stock Index Portfolios (fee schedule omitted) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-1A Registration Statement filed on April 6, 2000.

         (13)(e) Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.

         (13)(f) Expense Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to the Form N-1A Registration Statement filed on May 1, 2009.

         (14) Consent of Deloitte & Touche LLP is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-14 Registration Statement filed on December 16, 2008.


         (15) Not applicable.

         (16) Powers of Attorney for all signatories, except Elizabeth M. Forget and Peter H. Duffy, are incorporated herein by reference to the Form N-14 Registration Statement filed on November 14, 2008.

         (16)(a) Power of Attorney for Dawn M. Vroegop. Filed herewith.

         (17) Form of Proxy and Voting Instructions for Legg Mason Partners Managed Assets Portfolio of Met Investors Series Trust are incorporated herein by reference to the Form N-14 Registration Statement filed on November 14, 2008.

Item 17. Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed on behalf of the Registrant in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of May, 2009.



                                             Metropolitan Series Fund, Inc.


                                             By: /s/ ELIZABETH M. FORGET
                                                 Elizabeth M. Forget
                                                 President





         As required by the Securities Act of 1933, this Post-Effective
Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ ELIZABETH M. FORGET                    President and Chief Executive Officer        May 21, 2009
-----------------------                    (Principal Executive Officer)

Elizabeth M. Forget


STEVE A. GARBAN*                            Director                                    May 21, 2009
----------------

Steve A. Garban



NANCY HAWTHORNE*                            Director                                    May 21, 2009
----------------

Nancy Hawthorne



JOHN T. LUDES*                              Director                                    May 21, 2009
--------------

John T. Ludes


MICHAEL S. SCOTT MORTON*                    Director                                    May 21, 2009
------------------------

Michael S. Scott Morton



LINDA B. STRUMPF*                           Director                                    May 21, 2009
-----------------

Linda B. Strumpf



ARTHUR G. TYPERMASS*                        Director                                    May 21, 2009
--------------------

Arthur G. Typermass



DAWN M. VROEGOP*                            Director                                    May 21, 2009
Dawn M. Vroegop



                                            Treasurer (Principal Financial              May 21, 2009
                                            and Accounting Officer)

/s/  PETER H. DUFFY
--------------------------------------------
Peter H. Duffy


*By:  /s/ MICHAEL P. LAWLOR         May 21, 2009
      ------------------

        Michael P. Lawlor
         Attorney-in-Fact

                                  EXHIBIT INDEX
Exhibit
   No.


12      Tax Opinion and Consent of Sullivan & Worcester LLP

16(a)   Power of Attorney for Dawn M. Vroegop.